UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

Annual Report

November 30, 2019

American Energy Independence ETF

Ticker: USAI

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

American Energy Independence ETF

American Energy Independence ETF

Letter to Shareholders

(Unaudited)

Opening Paragraph

We are pleased to report that the NAV of the American Energy Independence ETF (the “Fund”) (USAI) returned -0.13% for the one year period from November 30, 2018, to November 30, 2019 (the “period”). The Fund’s market price returned -0.10%. The Fund’s index, the American Energy Independence Index (“the Index”), returned +0.85%. The manager believes that valuations are compelling and the Fund has attractive upside potential.

Investment Strategy

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by SL Advisors, LLC, the Fund’s investment adviser and index provider (the “Adviser”).

American Energy Independence Index

The Index uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas).

Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

Fiscal Year 2019 Performance

The period performance noted above was marked by a strong sector following weakness in December 2018. It also reflects the success of the underlying investment process as growth in U.S. energy infrastructure supports attractive returns from the sector.

American Energy Independence ETF

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results. The market price is the final price at which a security is traded on a given trading day. Net Asset Value (NAV) is value per share on a specific date or time.

The American Energy Independence ETF was distributed by Quasar Distributors, LLC through 12/16/2019.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. The Fund is non-diversified and may invest more assets in a single or smaller number of stocks than a diversified fund and be more exposed to individual stock volatility than a diversified fund. The concentration of the Fund may make it susceptible to an increased risk of loss more than the market as a whole. If the Fund were to fail to quality as a RIC (Regulated Investment Company), the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. Changes in tax law could adversely affect the Fund or the securities in which it invests. The Fund invests primarily in energy infrastructure companies that are subject to risks including but not limited to changes in energy prices, differences in exchange rates, production and exploration, regulation, environmental and severe weather conditions. Investments in MLPs are subject to the risks of energy prices, demand and volatility of commodity investments. MLPs may be negatively influenced by rising interest rates and may fail to qualify for favorable tax treatment. If the Fund invests in MLPs which are classified as corporations rather than partnerships for federal income tax purposes, this could reduce the Fund’s return and negatively affect its NAV. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility than larger companies. As with all index funds the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There is no assurance that the ETF will achieve its investment objective. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of the Fund’s holdings.

American Energy Independence ETF

Performance Summary

(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Annualized Returns
(For the Year Ended November 30, 2019)

	One Year	Since Inception (a)
American Energy Independence ETF - NAV	-0.13%	-2.15%
American Energy Independence ETF - Market	-0.10%	-2.09%
American Energy Independence Index (b)(c)	0.85%	-1.14%
S&P 500 Index (b)(d)	16.11%	10.90%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 31, 2019 as supplemented October 18, 2019, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(a)	Inception date is December 12, 2017.
(b)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(c)

The American Energy Independence Total Return Index uses a proprietary, rules based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products as well as the

American Energy Independence ETF

PERFORMANCE SUMMARY

(Unaudited) (Continued)

transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities, renewable energy transmission and storage infrastructure. The following activity segments are not qualifying activities: refining, shipping,,exploration, production, retail, distribution, coal related activities, power generation or oil services. The Index may include small-, mid-, and large-capitalization companies.

(d)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

American Energy Independence ETF

Portfolio Allocation

As of November 30, 2019 (Unaudited)

Industry (a)	Percentage of Net Assets
Crude Oil Pipeline - Canadian Corporation	19.1%
Natural Gas Pipeline - Corporation	17.1
Gathering & Processing - Corporation	11.4
Natural Gas Pipeline - Canadian Corporation	11.0
Natural Gas Liquids Pipeline - Corporation	7.5
Liquefied Natural Gas Facilities - Corporation	7.3
Natural Gas Liquids Pipeline - MLP	7.1
Refined Product Pipeline - MLP	5.3
Crude Oil Pipeline - Corporation	4.1
Natural Gas Pipeline - MLP	4.0
Compression Services - Corporation	1.7
Crude Oil Pipeline - MLP	1.6
Gathering & Processing - MLP	1.1
Short-Term Investments	1.6
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

American Energy Independence ETF

Schedule of Investments

November 30, 2019

Shares	Security Description	Value
	COMMON STOCKS — 81.3%
	Energy — 7.8%
16,750	TC Energy Corporation	$847,399

	Mining, Quarrying, and Oil and Gas Extraction — 31.1% (a)
64,110	Altus Midstream Co. (b)	123,732
22,420	Archrock, Inc.	188,552
24,510	ENBRIDGE, Inc.	928,144
15,410	Gibson Energy, Inc.	289,568
23,700	Inter Pipeline, Ltd.	392,532
14,400	Keyera Corporation	351,354
13,530	Pembina Pipeline Corporation	472,424
11,360	Rattler Midstream LP	180,738
13,370	SemGroup Corporation - Class A	205,497
24,750	Tellurian, Inc. (b)	180,428
4,360	Western Midstream Partners LP	77,303
		3,390,272
	Transportation and Warehousing — 20.4%
30,700	EnLink Midstream, LLC	145,825
20,390	Equitrans Midstream Corporation	203,288
1,070	PBF Logistics LP	21,881
2,150	Phillips 66 Partners LP	119,820
13,800	Plains GP Holdings LP - Class A	241,086
14,230	Tallgrass Energy LP	254,859
11,990	Targa Resources Corporation	437,995
35,050	Williams Companies, Inc.	796,336
		2,221,090
	Utilities — 22.0%
34,010	Antero Midstream Corporation	155,766
7,590	Cheniere Energy, Inc. (b)	459,499
41,400	Kinder Morgan, Inc.	811,854
10,510	New Fortress Energy LLC (b)	157,335
11,430	ONEOK, Inc.	812,101
		2,396,555
	TOTAL COMMON STOCKS (Cost $9,948,703)	8,855,316

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Schedule of Investments

November 30, 2019 (Continued)

Shares	Security Description	Value
	MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 17.0%
	Mining, Quarrying, and Oil and Gas Extraction — 7.4%
1,250	Crestwood Equity Partners LP	$39,650
29,360	Enterprise Products Partners LP	772,755
		812,405
	Professional, Scientific, and Technical Services — 1.7%
7,880	MPLX LP	186,362

	Transportation and Warehousing — 7.6%
37,000	Energy Transfer LP	436,970
2,680	Genesis Energy LP	50,947
4,670	Magellan Midstream Partners LP	273,055
2,330	NuStar Energy LP	65,752
		826,724
	Wholesale Trade — 0.3%
1,350	Holly Energy Partners LP	30,186

	TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $2,023,735)	1,855,677

	SHORT-TERM INVESTMENTS — 1.6%
	Money Market Funds — 1.6%
175,361	First American Government Obligations Fund, Class X, 1.56% (c)	175,361
	TOTAL SHORT-TERM INVESTMENTS (Cost $175,361)	175,361
	TOTAL INVESTMENTS — 99.9% (Cost $12,147,799)	10,886,354
	Other Assets in Excess of Liabilities — 0.1%	10,439
	NET ASSETS — 100.0%	$10,896,793

(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 8 in Notes to the Financial Statements.

(b)	Non-income producing security.
(c)	Annualized seven-day yield as of November 30, 2019.

For fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statement of Assets and Liabilities

November 30, 2019

ASSETS
Investments in Securities, at Value*	$10,886,354
Dividends and Interest Receivable	17,087
Total Assets	10,903,441

LIABILITIES
Management Fees Payable	6,648
Total Liabilities	6,648

NET ASSETS	$10,896,793

NET ASSETS CONSIST OF:
Paid-in Capital	$12,609,747
Total Distributable Earnings (Accumulated Deficit)	(1,712,954)
Net Assets	$10,896,793

Net Asset Value:
Net Assets	$10,896,793
Shares Outstanding ^	500,000
Net asset value, offering and redemption price per share	$21.79

* Identified cost:
Investments in Securities	$12,147,799

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statement of Operations

For The Year Ended November 30, 2019

INVESTMENT INCOME
Dividends*	$266,863
Interest	1,119
Total Investment Income	267,982

EXPENSES
Management fees	86,164
Total Expenses	86,164
Net Investment Income (Loss)	181,818

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	616,701
Foreign Currency	(554)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(500,471)
Foreign Currency	18
Net Realized and Unrealized Gain (Loss) on Investments	115,694
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,512

* Net of foreign witholding tax of	$28,485

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statements of Changes in Net Assets

	Year Ended November 30, 2019	Period Ended November 30, 2018 (a)
OPERATIONS
Net Investment Income (Loss)	$181,818	$135,122
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	616,147	(142,992)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(500,453)	(761,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	297,512	(768,884)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(112,296)	(133,840)
Return of Capital	(626,154)	(88,652)
Total Distributions	(738,450)	(222,492)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	17,042,250	10,275,020
Payments for Shares Redeemed	(14,988,310)	—
Transaction Fees (see Note 6)	147	—
Net Increase (Decrease) in Net assets Derived from Capital Share Transactions (a)	2,054,087	10,275,020
Net Increase (Decrease) in Net Assets	$1,613,149	$9,283,644

NET ASSETS
Beginning of Period/Year	$9,283,644	$—
End of Period/Year	$10,896,793	$9,283,644

(a)	Fund inception date of December 12, 2017. The information presented is for the period from December 12, 2017 to November 30, 2018.
(b)	Summary of capital share transactions is as follows:

	Year Ended November 30, 2019	Period Ended November 30, 2018*
	Shares	Shares
Subscriptions	700,000	400,000
Redemptions	(600,000)	—
Net increase (decrease)	100,000	400,000

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended November 30, 2019	Period Ended November 30, 2018 (a)
Net Asset Value, Beginning of Year/Period	$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (f)	(0.34)	(1.51)
Total from Investment Operations	0.03	(0.96)

DISTRIBUTIONS TO SHAREHOLDERS:
From Net Investment Income	(0.22)	(0.50)
Return of Capital to Shareholders	(1.23)	(0.33)
Total Distributions	(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS
Transaction Fees (see Note 6)	0.00 (g)	—

Net Asset Value, End of Year/Period	$21.79	$23.21

Total Return	-0.13%	-4.06	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Year/Period (000’s)	$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75%	0.75	%(d)
Net Investment Income (Loss) to Average Net Assets	1.58%	2.25	%(d)

Portfolio Turnover Rate (e)	26%	61	%(c)

(a)	Commencement of operations on December 12, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019

NOTE 1 – ORGANIZATION

American Energy Independence ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the American Energy Independence Index (the “Index”). The Fund commenced operations on December 12, 2017.

The end of the reporting period for the Fund is November 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended November 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, master limited partnerships (“MLPs”), preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket®, and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,855,316	$—	$—	$8,855,316
Master Limited Partnerships and Related Companies	1,855,677	—	—	1,855,677
Short-Term Investments	175,361	—	—	175,361
Total Investments in Securities	$10,886,354	$—	$—	$10,886,354

^	See Schedule of Investments for breakout of investments by industry group classification.

As of the end of the current fiscal period, the Fund did not recognize any transfers into or out of Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

C.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from master limited partnerships (“MLPs”) are generally comprised of ordinary income and return of capital from MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income is declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions, if any. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
American Energy Independence ETF	$(995,446)	$995,446

During the current fiscal period, the Fund realized $995,446 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the Special Meeting of Shareholders Footnote on page 30.

On December 16, 2019, Pacer Funds Trust acquired the assets of the Fund and Pacer Advisors, Inc. became the investment adviser to the Fund.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SL Advisors, LLC ( the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $2,883,701 and $3,216,360, respectively.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $16,957,487 and $14,843,831, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the period ended November 30, 2019, the Fund paid $969 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes as of November 30, 2019, were as follows:

Tax cost of investments	$12,241,811
Gross tax unrealized appreciation	$326,042
Gross tax unrealized depreciation	(1,681,499)
Net tax unrealized appreciation/(depreciation)	(1,355,457)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Accumulated gain/(loss)	—
Other accumulated gain/(loss)	(357,497)
Distributable earnings/(accumulated deficit)	$(1,712,954)

The differences between cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnership basis adjustments.

Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2019, the Fund, on a tax basis, did not defer any post-October or late year ordinary losses.

At November 30, 2019, the Fund had the following capital loss carryforwards:

Short-Term	Expires
$234,805	Indefinite

Long-Term	Expires
$122,670	Indefinite

The tax character of distributions paid by the Fund during the period ended November 30, 2019, was as follows:

Ordinary Income	Return of Capital
$112,296	$626,154

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

The tax character of distributions paid by the Fund during the period ended November 30, 2018, was as follows:

Ordinary Income	Return of Capital
$133,840	$88,652

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

American Energy Independence ETF

Notes to Financial Statements

November 30, 2019 (Continued)

NOTE 7 – PRINCIPAL RISKS

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Energy Infrastructure Industry Risk. Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies. The volatility of energy commodity prices can also indirectly affect certain entities that operate in the midstream segment of the energy industry due to the impact of prices on the volume of commodities transported, processed, stored, or distributed.

American Energy Independence ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Energy Independence ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Energy Independence ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2019, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2020

American Energy Independence ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	50	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	50	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	50	None

American Energy Independence ETF

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason Shlensky Born: 1987	Assistant Treasurer	Indefinite term; Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.usaietf.com.

American Energy Independence ETF

Expense Example

For the Six-Months Ended November 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period (June 1, 2019 - November 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2019	Ending Account Value November 30, 2019	Expenses Paid During the Period(a)
Actual	$1,000.00	$ 942.50	$3.65
Hypothetical (5% annual return before expenses)	$1,000.00	$ 1,021.31	$3.80

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

American Energy Independence ETF

Approval of Advisory Agreements & Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2-3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between SL Advisors, LLC (the “Adviser”) and the Trust on behalf of the American Energy Independence ETF (“USAI” or the “Fund”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser and the Sub-Adviser, along with representatives of other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, representatives from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials that it had received, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to USAI. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to USAI. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”).

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION

(Unaudited)(Continued)

The Board also considered other services to be provided to USAI, such as monitoring adherence to USAI’s investment restrictions, oversight of the sub-adviser, monitoring compliance with applicable securities regulations, and monitoring the extent to which USAI achieves its investment objective as a passively-managed fund.

Historical Performance. The Board noted that it had received information regarding USAI’s performance for the one-year and since inception periods ended June 30, 2019 and August 31, 2019. The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for such periods. In addition, the Board observed that for the one-year period ended June 30, 2019, the Fund had underperformed the median for funds in the Energy Limited Partnership ETFs category as reported by Morningstar (the “Category Peer Group”), including the Fund’s most direct competitor as identified by the Adviser. The Board noted that the Fund had been operational for less than two years, which was not a long enough period by which to judge how the Fund would perform over a full market cycle.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for USAI and compared it to Category Peer Group. The Board noted that the expense ratio for USAI was generally in line with the median for its Category Peer Group.

The Board took into consideration that the advisory fee for USAI was a “unified fee,” meaning USAI paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying USAI’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with USAI, taking into account analyses of the Adviser’s profitability with respect to USAI.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing USAI as assets grow in size, although such growth was not anticipated prior to the Fund’s reorganization. The Board further determined that, based on the amount and structure of USAI’s unitary fee, such economies of scale are currently shared with USAI shareholders, although the Board intends to monitor fees as USAI grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees,

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION

(Unaudited)(Continued)

determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to USAI under the Sub-Advisory Agreement, noting that Penserra would continue to provide investment management services to USAI. The Board noted the responsibilities that Penserra has as USAI’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of USAI; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of USAI shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to USAI.

In considering the nature, extent, and quality of the services provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. Penserra’s registration form (“Form ADV”) was provided to the Board, as was the response of Penserra to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of USAI.

Historical Performance. The Board considered that, because USAI is designed to track the performance of an index that is not affiliated with Penserra, the relevant consideration with respect to Penserra is the extent to which the Fund tracked its index before fees and expenses. The Board noted that it had received information regarding USAI’s performance for the one-year and since inception periods ended June 30, 2019 and August 31, 2019. The Board noted that the Fund slightly underperformed its underlying index before fees and expenses for such periods.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by SL Advisors to Penserra for its services to USAI. The Board considered that the fees paid to Penserra are paid by SL Advisors from the fee SL Advisors receives from USAI and noted that the fee reflected an arm’s-length negotiation between SL Advisors and Penserra. The Board also took into account analyses of Penserra’s profitability with respect to USAI.

American Energy Independence ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION

(Unaudited)(Continued)

The Board expressed the view that it currently appeared that Penserra might realize economies of scale in managing USAI as assets grow in size, although such growth was not anticipated prior to the Fund’s reorganization, and noted that the fee schedule includes breakpoints for USAI as assets grow in size. The Board further noted that because USAI pays SL Advisors a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to SL Advisors, rather than USAI shareholders. Consequently, the Board determined that it would monitor fees as USAI grows to determine whether economies of scale were being effectively shared with USAI and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

American Energy Independence ETF

Special Meeting of Shareholders

(Unaudited)

A Special Meeting of Shareholders of the Fund was held on December 10, 2019 at the offices of U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on October 22, 2019. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained
To approve the agreement and plan of reorganization	239,616	29	0

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the current fiscal period end, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the current fiscal period end was 100%.

SHORT-TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.usaietf.com daily.

American Energy Independence ETF

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usaietf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV of the Fund is available, without charge, on the Fund’s website at www.usaietf.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090

Sub-Adviser

Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider

SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

American Energy Independence ETF

Symbol – USAI
CUSIP – 26922A552

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

American Energy Independence ETF

	FYE 11/30/2019	FYE 11/30/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

American Energy Independence ETF

	FYE 11/30/2019	FYE 11/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

American Energy Independence ETF

Non-Audit Related Fees	FYE 11/30/2019	FYE 11/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title	/s/ Kristina Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/29/2020

By (Signature and Title)*	/s/ Kristen Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/29/2020

*	Print the name and title of each signing officer under his or her signature.